Acquisition of a Subsidiary	9 Months Ended
Jul. 31, 2022
Acquisition of a Subsidiary [Abstract]
ACQUISITION OF A SUBSIDIARY

NOTE 3 – ACQUISITION OF A SUBSIDIARY

Acquisition of Model Meals

Model Meals was formed on May 1, 2015. Model Meals provides prepackaged and prepared meals as a solution for time-constrained but discerning consumers focused on satisfying every member of the family by offering a broad array of the highest quality meal planning, delivery, and preparation services. Products are customized meal solutions, delivered fresh directly to the home and utilizes third-party food delivery services to fulfill customers’ orders.

On July 6, 2021, the Company entered and closed on an Agreement and Plan of Merger with the members of Model Meals, acquiring Model Meals through a reverse triangular merger, whereby Model Meals merged with Model Meals Acquisition Corp., a wholly owned subsidiary of the Company, with Model Meals being the surviving entity (the “Acquisition”). As a result, Model Meals became a wholly owned subsidiary of the Company, and the members of Model Meals received an aggregate of 2,008,310 shares of common stock with grant date fair value of $ 2,028,393 (see Note 1) and were paid $60,000 in cash. The shares are subject to a 24-month Lockup and Leak-Out Agreement and were issued pursuant to Section 4(a)(2) of the Securities Act. The acquisition of Model Meals will allow the Company the ability to increase its customer base, geographic distribution area, and prepared meals available on its ecommerce sights.

Further, on August 12, 2021, the Company filed, an amended current report Form 8-K/A, Model Meals’; (i) audited balance sheets and audited statement of operations as of December 31, 2020 and 2019 and for the years ended December 31, 2020 and 2019, respectively; (ii) unaudited balance sheet and unaudited statement of operations as of March 31, 2021 and for the three months ended March 31, 2021, respectively, and; (iii) unaudited pro forma combined financial information derived by the application of pro forma adjustments to the historical consolidated financial statements of the Company and Model Meals which gives effect to the Acquisition between the Company and Model Meals as if the Acquisition had occurred on January 1, 2020 with respect to the unaudited annual pro forma combined statement of operation, and as of January 1, 2021 for the three months ended March 31, 2021 unaudited pro forma combined statement of operation, and as of March 31, 2021 with respect to the unaudited pro forma combined balance sheets.

In connection with the Acquisition, the assets acquired and liabilities assumed were recorded at fair value on the acquisition date. The fair values are subject to adjustment during measurement period with subsequent changes recognized in earnings or loss. These estimates are inherently uncertain and are subject to refinement. Management develops estimates based on assumptions as a part of the purchase price allocation process to value the assets acquired and liabilities assumed as of the business acquisition date. As a result, during the purchase price measurement period, which may be up to one year from the business acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. After the purchase price measurement period, the Company will record any adjustments to assets acquired or liabilities assumed in operating expenses in the period in which the adjustments may have been determined. Based upon the purchase price allocation, the following table summarizes the preliminary fair value of the assets acquired and liabilities assumed at the date of the acquisition:

Total
Assets acquired:
Current assets	$97,140
Computer software	66,198
Customer relationships	43,000
Trademark	505,000
Goodwill	1,809,357
Total assets acquired at fair value	2,520,695
Less: total liabilities assumed	(432,302)
Net asset acquired	$2,088,393

Purchase consideration paid:
Fair value of common shares issued	$2,028,393
Cash consideration	60,000
Total purchase consideration paid	$2,088,393

Goodwill recognized as a result of the acquisition is not deductible for tax purposes. See Note 4 for additional information about other intangible assets. The recognized goodwill related to Model Meals is directly attributable to synergies expected to arise after the acquisition.

The following unaudited pro forma consolidated results of operations for the nine months ended July 31, 2021 have been prepared as if the acquisition of Model Meals had occurred as of the beginning of the period:

Nine Months Ended
July 31, 2021
(Unaudited)
Net Revenues	$2,485,615
Net Loss	$(2,539,633)
Net Loss per Share	$(0.12)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the periods presented and is not intended to be a projection of future results.